Income Tax - Summary of Net Deferred Tax Asset (Liability) (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deferred Tax Assets (liabilities)
Non-capital losses available for future period	$ 569,585	$ 435,806
Deferred Tax Assets (liabilities)	569,585	435,806
Unrecognized deferred tax assets	$ (569,585)	$ (435,806)